Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 21, 2022
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 21, 2022
Effective Date	dei_DocumentEffectiveDate	Sep. 22, 2022
Prospectus Date	rr_ProspectusDate	Sep. 22, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A